INCOME TAXES (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Income Taxes Details
Tax provision (benefit) at statutory rate	$ (165,469)	$ (67,800)
State taxes, net of federal expense	(17,666)	(7,239)
Temporary differences	64,553
Permanenet differences	17,760
Change of valuation allowance	100,822	75,039
Total